UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Adams Asset Advisors, LLC
Address: 8150 N. Central Expressway Suite M1120
Dallas, Texas 75206

Form 13F File Number: 028-12061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Steven Adams
Title:   Manager/Owner
Phone: 214-360-7410

/s/ Steven Adams
November 1, 2012

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                92
                                              -----------
Form 13F Information Table Value Total:       $   519,383
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Adams Asset Advisors, LLC
FORM 13F
As of 9/30/2012








		TITLE           MARKET                       VOTING
               OF              VALUE  	SHARES/  INVEST OTH  AUTHORITY
NAME OF ISSUER CLASS CUSIP     x$1000 	PRN AMT  DISCR  MNGR SOLE SHARED NONE
-------------- ---   --------- ------ 	-------- ------ ---- ---- ------ ----
Alliance Res.	COM   01877r108	4,039  67,378SH	SOLE		       67,378
Altria Group    COM   02209S103 4,741 141,991SH SOLE                  141,991
Amsurg Corp.	COM   03232P405	  573  20,200SH SOLE		       20,200
Anadarko Pete	COM   032511107   969  13,865SH SOLE		       13,865
AT&T		COM   00206R102 5,940 157,560SH SOLE		      157,560
Arkansas Best   COM   040790107   561  70,825SH SOLE                   70,825
Boardwalk Pipe.	COM   096627104 2,977 106,711SH SOLE		      106,711
Brinks          COM   109696104   515  20,075SH SOLE                   20,075
Bristol Myers	COM   110122108   490  14,519SH SOLE                   14,519
Buckeye Partner COM   118230101 1,879  39,188SH SOLE                   39,188
Calumet Spec.   COM   131476103 12,093 377,912SH SOLE                 377,912
Chevron Corp	COM   166764100 8,499  72,919SH SOLE	               72,919
Cisco Sys. Inc. COM   17275r102   494  25,907SH SOLE                   25,907
ConocoPhillips  COM   20825C104 5,894 103,080SH SOLE                  103,080
Cooper Tire Rub COM   216831107   658  34,314SH SOLE                   34,314
Dawson Geophys  COM   239359102   467  18,500SH SOLE                   18,500
Devry Inc.      COM   251893103   446  19,605SH SOLE                   19,605
Diamond Foods   COM   252603105   311  16,543SH SOLE                   16,543
Diamond Offshr  COM   25271C102 4,760  72,338SH SOLE                   72,338
Direxion Lg Cap COM   25459W854 3,436 200,000SH SOLE                  200,000
Eagle Rock      COM   26985r104 8,545 893,837SH SOLE                  893,837
Enbridge Energy COM   29250r106 1,846  62,737SH SOLE                   62,737
Enerplus Corp	COM   292766102	  707  42,585SH SOLE		       42,585
Entergy Corp.   COM   29364g103 2,156  31,123SH SOLE                   31,123
Energy Transfer COM   29273R109 2,331  54,776SH SOLE                   54,776
Enterprise Prod COM   293792107 2,273  42,418SH SOLE                   42,418
Excelon  	COM   30161N101 6,264 176,062SH SOLE                  176,062
Exxon Mobil Cor COM   30231g102   701  18,656SH SOLE                   18,656
Freeport McM.	COM   35671D857 7,601 192,063SH SOLE                  192,063
Gamestop	COM   36467w109	  367  17,500SH SOLE                   17,500
General Elec	COM   369604103	4,645 204,551SH SOLE		      204,551
Hecla Mining    COM   422704106   655 100,000SH SOLE                  100,000
Heinz		COM   423074103   957  17,121SH SOLE		       17,121
Hewlett Packard COM   428236103 3,778 221,477SH SOLE                  221,477
Home Depot	COM   437076102	5,631  93,286SH SOLE		       93,286
Intel Corp.     COM   458140100 5,006 220,978SH SOLE                  220,978
Ishares MSCI PacCOM   464286665 1,497  33,590SH SOLE                   33,590
Ishares MSCIEAFECom   464287465 1,419  26,775SH SOLE                   26,775
Ishares Emergin COM   464287234 1,427  34,546SH SOLE                   34,546
Ishares S&P US  COM   464288687 1,226  30,977SH SOLE                   30,977
James River     COM   470355AG3   276  96,041SH SOLE                   96,041
Johnson & John	COM   478160104 4,053  58,820SH SOLE                   58,820
JP Morgan Chase COM   46625H621 1,416  35,000SH SOLE                   35,000
Kimberly Clark  COM   494368103 3,332  38,845SH	SOLE                   38,845
Kinder Morgan   COM   494550106 2,770  33,583SH SOLE                   33,583
Knightsbridge   COM   G5299G106   370  56,600SH SOLE                   56,600
Lilly Eli & CO  COM   532457108 6,732 142,016SH SOLE                  142,016
Magellan Mid.   COM   559080106 2,633  30,107SH SOLE                   30,107
Martin Midstr.  COM   573331105 3,006  87,487SH SOLE                   87,487
Merck & Co.	COM   589331107 5,433 120,489SH SOLE                  120,489
Microsoft Corp. COM   594918104   696  23,411SH SOLE                   23,411
Murphy Oil      COM   626717102 2,273  42,337SH SOLE                   42,337
Natural Resour. COM   63900p103 1,425  68,782SH SOLE                   68,782
Norfolk SOuth   COM   655844108 5,072  79,726SH SOLE                   79,726
Nustar          COM   67058h102 4,936  97,027SH SOLE                   97,027
Occidental Pet.	COM   674599105	265,228 3,081,900SH SOLE            3,081,900
Olin Corp	COM   680665205 5,593 257,431SH SOLE                  257,431
Omnivision      COM   682128103   452  32,380SH SOLE                   32,380
Oneok Partners  COM   68268N103 1,087  18,272SH SOLE                   18,272
P D L Biopharma COM   69329Y104   385  50,000SH SOLE                   50,000
P G & E Corp    COM   69331c108 1,204  28,231SH SOLE                   28,231
Patterson UTI E COM   703481101   509  32,180SH SOLE                   32,180
Penn West Pet.  COM   707887105   933  65,586SH SOLE                   65,586
Pfizer		COM   717081103 6,956 279,954SH SOLE                  279,954
Phillips 66     COM   718546104 2,601  56,105SH SOLE                   56,105
Philip Morris	COM   718172109	5,532  61,509SH SOLE		       61,509
Plains All Amer COM   726503105 2,548  28,893SH SOLE                   28,893
Power-One Inc.  COM   739308104   448  80,370SH SOLE                   80,370
Pro Shares Ultr COM   74347X856 3,070  80,000SH SOLE                   80,000
Public Svc. Ent COM   744573106 3,128  97,229SH SOLE                   97,229
PVR Partners LP COM   693665101 1,471  57,964SH SOLE                   57,964
Radio Shack Co. COM   750438103   427 179,653SH SOLE                  179,653
Republic Svc.   COM   760759100 1,210  44,008SH SOLE                   44,008
Reynolds Amern  COM   761713106 1,005  23,202SH SOLE                   23,202
Fin. Sector SPDRCOM   81369Y605 2,561 164,312SH SOLE                  164,312
Stillwater      COM   86074Q102   482  40,950SH SOLE                   40,950
Suburban Propan COM   864486AB1   572  13,852SH SOLE                   13,852
Suncor Energy   COM   867229106   542  16,500SH SOLE                   16,500
Sunoco Logist.  COM   86764L108 2,689  57,663SH SOLE                   57,663
Sun Cmntys Inc. COM   866674104 5,987 135,719SH SOLE                  135,719
Sysco Corp	COM   871829107 5,030 160,882SH SOLE                  160,882
T C Pipelines   COM   87233q108 2,288  50,683SH SOLE                   50,683
True Religion   COM   89784N104   435  20,400SH SOLE                   20,400
Universal Corp	COM   913456109 5,954 116,947SH SOLE                  116,947
Valero Energy   COM   91913Y100 5,219 164,747SH SOLE                  164,747
Vanguard GNMA   COM   922031794   219  19,787SH SOLE                   19,787
Verizon Comm	COM   92343V104 6,345 139,250SH SOLE                  139,250
Viropharma Inc. COM   928241108   754  25,000SH SOLE                   25,000
Wal-Mart 	COM   931142103	6,242  84,583SH SOLE		       84,583
Waste Managemnt COM   94106l109 1,710  53,319SH SOLE                   53,319
Weyerhaeuser	COM   962166104	3,963 151,613SH SOLE		      151,613
Whirlpool       COM   963320106 1,149  13,870SH SOLE                   13,870





REPORT SUMMARY:   92        519,383